Provisions - Other Benefit Plans (Details) € in Thousands, $ in Thousands	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Other provisions [abstract]
Provisions		$ 163,783	$ 130,943	$ 116,357
Other Provisions Provisions For Taxes
Other provisions [abstract]
Provisions		6,053	4,866
Other Provisions Other
Other provisions [abstract]
Provisions		44,703	$ 16,134
Other Provisions Cee Dumbria Hydroelectric Plants Litigation
Other provisions [abstract]
Provisions	€ 25,927	31,815
Other Provisions for Reclaiming Land
Other provisions [abstract]
Provisions		$ 7,118